DIVESTITURE - Carrying Amount of Cote Gold Disposal (Details) - USD ($) $ in Millions	Sep. 30, 2017	Jun. 20, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	$ 1,076.9		$ 1,012.9
Exploration and evaluation assets	446.9		169.2
Other assets	262.5		249.7
Current liabilities	(225.2)		(195.5)
Other non-current liabilities	$ (3.0)		$ 0.0
Disposal Of Interest In Cote Gold Project
Disclosure of subsidiaries [line items]
Current assets		$ 0.1
Exploration and evaluation assets		167.3
Other assets		0.6
Current liabilities		(0.1)
Other non-current liabilities		(0.3)
Net carrying amount of assets disposed		$ 167.6